CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Share Premium	Free Distributable Reserves	Non Distributable Reserves	Legal Reserves	Currency Translation Adjustment	Other reserves	Retained Earnings	Total	Non-controlling interests	Total
Balance at Dec. 31, 2016	$ 20	$ 0	$ 1,907,328	$ 0	$ 2	$ (188,721)	$ (1,344,022)	$ 74,543	$ 449,150	$ 354,174	$ 803,324
Shareholders contributions (Note 25f and 25b)			6,600						6,600		6,600
Income / (loss) for the year								63,491	63,491	3,400	66,891
Refund of cash contributions (Note 25b)			(28,893)						(28,893)		(28,893)
Conversion (Note 25a)	1,499,980		(1,499,980)
Other comprehensive (loss) / income for the year						(28,579)	14		(28,565)	3,430	(25,135)
Changes in non-controlling interests (Note 25f and 25d)										(25,645)	(25,645)
Balance at Dec. 31, 2017	1,500,000	0	385,055	0	2	(217,300)	(1,344,008)	138,034	461,783	335,359	797,142
Adjustment on adoption of IFRS 9 (net of tax)								2,356	2,356	542	2,898
Adjustment on initial application of IAS 29 (Note 2.X)								246,815	246,815	196,408	443,223
Adjusted balances at January 1, 2018	1,500,000		385,055		2	(217,300)	(1,344,008)	387,205	710,954	532,309	1,243,263
Shareholders contributions (Note 25f and 25b)										43,703	43,703
Income / (loss) for the year								7,125	7,125	(17,724)	(10,599)
Transfer to legal reserve					174			(174)
Reverse stock split (Note 25a)	(1,351,883)			1,351,883
Initial Public Offering (Note 25a and 25c)	11,905	180,486							192,391		192,391
Other comprehensive (loss) / income for the year						(161,503)	165		(161,338)	(87,247)	(248,585)
Changes in non-controlling interests (Note 25f and 25d)							19,112		19,112	(16,588)	2,524
Balance at Dec. 31, 2018	160,022	180,486	385,055	1,351,883	176	(378,803)	(1,324,731)	394,156	768,244	454,453	1,222,697
Shareholders contributions (Note 25f and 25b)										27,506	27,506
Income / (loss) for the year								9,099	9,099	(14,919)	(5,820)
Other comprehensive (loss) / income for the year						(13,298)	(96)		(13,394)	(11,626)	(25,020)
Changes in non-controlling interests (Note 25f and 25d)							(60)		(60)	(20,689)	(20,749)
Balance at Dec. 31, 2019	$ 160,022	$ 180,486	$ 385,055	$ 1,351,883	$ 176	$ (392,101)	$ (1,324,887)	$ 403,255	$ 763,889	$ 434,725	$ 1,198,614